CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OPERATING ACTIVITIES:
Consolidated net loss	$ (110,236,938)	$ (26,350,925)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	17,971,693	11,360,425
Impairment loss	40,569,772	8,632,773
Stock-based compensation	1,510,005	2,551,959
Stock-based compensation - consultant	1,908,001	19,998
Unrealized gain (loss) on marketable securities	413,188	(165,275)
Gain (loss) on disposition of assets	1,219,913
Loss on conversion of debt	17,403,367
Gain on forgiveness of debt	(1,967,532)
Gain on deconsolidation of subsidiary		(177,550)
Noncash interest charges	17,413,920	4,816,692
Deferred tax liability	117,004	66,058
Adjustments from operating leases	(243,804)	39,440
Interest on notes receivable	(36,846)	(25,546)
Changes in operating assets and liabilities, net of impact from divestiture:
Accounts receivable	(22,841,340)	(5,116,717)
Prepaid expenses	351,852	970,237
Inventories	101,557	(114,352)
Other assets	24,951	(2,184,691)
Accounts payable and accrued expenses	13,437,834	7,488,301
Operating lease liabilities	7,103,109	0
Net cash provided by (used in) operating activities	(15,780,294)	1,810,827
INVESTING ACTIVITIES:
Return of cash for divestiture	(746,059)
Acquisition of assets		4,842,070
Proceeds from sale of property and equipment	2,443,500
Purchase of equipment	(25,515)	(4,539,882)
Net cash provided by (used in) investing activities	1,671,926	302,188
FINANCING ACTIVITIES:
Payment on financing lease liabilities	(2,634,039)	(2,003,823)
Proceeds from loans and notes payable	17,982,214	5,845,551
Proceeds from loans and notes payable - related party	3,136,290	1,664,150
Payment of notes payable	(12,873,855)	(3,339,543)
Payment of notes payable - related party	(2,740,323)	(2,771,665)
Proceeds from sale of common stock	9,656,985	1,425,000
Net cash provided by (used in) financing activities	12,527,272	819,670
Net increase (decrease) in cash and cash equivalents	(1,581,096)	2,932,685
CASH AND CASH EQUIVALENTS, and CASH RESTRICTED, BEGINNING OF PERIOD	3,676,992	744,307
CASH AND CASH EQUIVALENTS, and CASH RESTRICTED, END OF PERIOD	2,095,896	3,676,992
Cash paid during the year for:
Interest	1,074,700	1,000,729
Noncash transactions:
Return of preferred stock as consideration for divestiture, net	1,487,708
Common stock and Series A preferred stock issued for acquisition		116,320,468
Accounts payable on purchase of equipment		2,751,661
Issuance of related party notes payable for purchase of equipment	2,302,696
Notes payable settled against working capital items for netting arrangement	19,232,134
Security deposits and reserves applied to finance lease liabilities	2,972,168
Series A preferred shareholder stock dividends	5,086,250	853,200
Common stock issued with debt	$ 1,449,224	$ 944,290
Common stock issued for a reduction in liabilities	719,642	859,290
Common stock issued for legal settlement	1,987,061
Common stock issued for services		$ 735,650
Common stock issued on conversion of debt	$ 16,563,649	$ 2,227,493